Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous current liabilities [abstract]
Disclosure of detailed information of other current liabilities [text block]
	As of December 31
in 000€	2018	2017	2016
Payroll-related liabilities	10,111	9,274	7,873
Non-income tax payables	2,175	2,063	694
Accrued charges	789	769	946
Advances received	713	870	581
Other current liabilities	1,554	520	53
Total	15,342	13,496	10,147